Fair value of financial instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Note 4: - Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2024
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$59,732	$-	$-
Money market funds	69,144	-	-
Deposits	4,596	-	-
Short-term Bank deposits	144,843	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	410,956	-
Asset derivatives (included in other receivables)	-	1,413	-
Earn-out	-	-	(12,118)
Total	$279,645	$412,369	$(12,118)

The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2023	$-
Acquisition of AutoDS (Note 3)	(14,116)
Payment	5,200
Change in fair value	(3,202)
Fair value as of December 31, 2024	$(12,118)

The inputs and assumptions that were used in the earn-out valuations as of the acquisition date related to volatility ranged from 10% to 19%.

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2023
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$99,293	$-	$-
Money market funds	79,621	-	-
Deposits	4,760	-	-
Bank deposits	85,893	-	-
Restricted deposits	1,299	-	-
Marketable securities	-	476,138	-
Asset derivatives (located in other receivables)	-	971	-
Liability derivatives (located in other account payables and accrued expenses)	-	(87)	-
Total	$270,866	$477,022	$-

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

As of December 31, 2024, the total estimated fair value of the convertible notes was approximately $437,575. The fair value of the convertible notes is considered to be Level 2 within the fair value hierarchy and was determined based on the quoted price of the convertible notes in an over-the-counter market.